Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.448%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,958,853.23

Principal:
Principal Collections	$29,460,328.90
Prepayments in Full	$19,933,870.23
Liquidation Proceeds	$479,346.82
Recoveries	$1,650.67
Sub Total	$49,875,196.62
Collections	$53,834,049.85

Purchase Amounts:
Purchase Amounts Related to Principal	$112,517.29
Purchase Amounts Related to Interest	$471.37
Sub Total	$112,988.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,947,038.51

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$53,947,038.51
Servicing Fee	$1,108,411.52	$1,108,411.52	$0.00	$0.00	$52,838,626.99
Interest - Class A-1 Notes	$2,345.60	$2,345.60	$0.00	$0.00	$52,836,281.39
Interest - Class A-2a Notes	$145,125.00	$145,125.00	$0.00	$0.00	$52,691,156.39
Interest - Class A-2b Notes	$119,491.79	$119,491.79	$0.00	$0.00	$52,571,664.60
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$52,056,464.60
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$51,903,698.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,903,698.60
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$51,823,547.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,823,547.43
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$51,765,632.43
Third Priority Principal Payment	$21,568,231.37	$21,568,231.37	$0.00	$0.00	$30,197,401.06
Interest - Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$30,126,323.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,126,323.56
Regular Principal Payment	$42,439,376.11	$30,126,323.56	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,947,038.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$21,568,231.37
Regular Principal Payment					$30,126,323.56
Total					$51,694,554.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$9,099,291.61	$25.33	$2,345.60	$0.01	$9,101,637.21	$25.34
Class A-2a Notes	$16,760,581.28	$77.96	$145,125.00	$0.68	$16,905,706.28	$78.64
Class A-2b Notes	$25,834,682.04	$77.96	$119,491.79	$0.36	$25,954,173.83	$78.32
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$51,694,554.93	$32.09	$1,144,072.06	$0.71	$52,838,626.99	$32.80

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$9,099,291.61	0.0253321	$0.00	0.0000000
Class A-2a Notes	$215,000,000.00	1.0000000	$198,239,418.72	0.9220438
Class A-2b Notes	$331,400,000.00	1.0000000	$305,565,317.96	0.9220438
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$1,260,839,291.61	0.7826730	$1,209,144,736.68	0.7505833

Pool Information
Weighted Average APR	3.625%	3.607%
Weighted Average Remaining Term	50.59	49.77
Number of Receivables Outstanding	63,867	62,279
Pool Balance	$1,330,093,823.12	$1,279,757,767.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,255,169,759.27	$1,207,681,060.24
Pool Factor	0.7967505	0.7665983

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$19,196,366.52
Yield Supplement Overcollateralization Amount	$72,076,707.56
Targeted Overcollateralization Amount	$82,926,083.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,613,031.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		172	$349,992.08
(Recoveries)		5	$1,650.67
Net Losses for Current Collection Period			$348,341.41
Cumulative Net Losses Last Collection Period			$594,783.09
Cumulative Net Losses for all Collection Periods			$943,124.50

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.77%	439	$9,878,705.57
61-90 Days Delinquent	0.09%	51	$1,176,704.05
91-120 Days Delinquent	0.03%	12	$350,181.76
Over 120 Days Delinquent	0.01%	4	$99,795.55
Total Delinquent Receivables	0.90%	506	$11,505,386.93

Repossession Inventory:
Repossessed in the Current Collection Period		26	$671,716.52
Total Repossessed Inventory		36	$960,220.57

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.1237%
Prior Collection Period			0.2704%
Current Collection Period			0.3203%
Three Month Average			0.2382%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0625%
Prior Collection Period			0.0767%
Current Collection Period			0.1076%
Three Month Average			0.0823%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer